Loans and Allowance for Credit Losses, PCI, by FICO Score, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Total PCI loans (carrying value)	$ 19,259	$ 21,813
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	5,789	7,783
600-639	4,792	5,469
640-679	6,256	6,787
680-719	4,326	4,047
720-759	1,938	1,741
760-799	923	881
800 and greater	244	221
No FICO available	96	107
Total consumer PCI loans (adjusted unpaid principal balance)	24,364	27,036
Total PCI loans (carrying value)	19,259	21,813
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	5,737	7,708
600-639	4,754	5,416
640-679	6,208	6,718
680-719	4,283	4,008
720-759	1,914	1,728
760-799	910	875
800 and greater	241	220
No FICO available	88	97
Total consumer PCI loans (adjusted unpaid principal balance)	24,135	26,770
Total PCI loans (carrying value)	19,190	21,712
Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	52	75
600-639	38	53
640-679	48	69
680-719	43	39
720-759	24	13
760-799	13	6
800 and greater	3	1
No FICO available	8	10
Total consumer PCI loans (adjusted unpaid principal balance)	229	266
Total PCI loans (carrying value)	$ 69	$ 101